INCOME TAX (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax [Line Items]
Deductible temporary differences		$ 3
Israel
Income Tax [Line Items]
Corporate tax rate	23.00%
Israel | No Expiration [member]
Income Tax [Line Items]
Net operating losses	$ 323
U.S.
Income Tax [Line Items]
Corporate tax rate	21.00%
Net operating losses	$ 44